Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date		rr_ProspectusDate	Sep. 01, 2015
Columbia AMT-Free California Intermediate Muni Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and California individual income tax, consistent with moderate fluctuation of principal.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
			Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and California individual income tax. These securities are issued by or on behalf of the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund's Board of Trustees without shareholder approval as long as shareholders are given at least 60 days' advance written notice of such change.

The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high-yield securities" or "junk bonds").

			While the Fund may invest in securities of any maturity, under normal circumstances, the Fund's dollar-weighted average maturity will be between three and ten years.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the value of fixed-income securities, or other instruments or assets, may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called "high-yield" or "junk") may be subject to greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

High-Yield Securities Risk. Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest  Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will generally affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund's performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investments at a desirable time or price. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund's investments or decreases in their capacity or willingness to trade such investments may increase the Fund's exposure to this risk. As a result, the Fund, when seeking to sell its portfolio investments, could find that selling is more difficult than anticipated, especially during times of higher market volatility. Market participants attempting to sell the same or similar instrument at the same time as the Fund could exacerbate the Fund's exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other investments that it might otherwise prefer to hold, or forego another, more appealing investment opportunity. Certain securities that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Certain types of investments may be especially subject to liquidity risk. Judgment plays a larger role in valuing illiquid investments as compared to valuing liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or long periods.

Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.

Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession. The value of the Fund's shares will be negatively impacted to the extent it invests in such securities. The Fund's annual and semi-annual reports show, at a point in time, the Fund's investment exposures. The risk of investing in the Fund is directly correlated to the Fund's investment exposures.

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

			Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

			The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 7.20% Worst 4th Quarter 2010 -3.81%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia AMT-Free California Intermediate Muni Bond Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[1]	rr_MaximumDeferredSalesChargeOverOther	0.75%
Management fees	[2]	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.95%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.74%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 373
3 years		rr_ExpenseExampleYear03	573
5 years		rr_ExpenseExampleYear05	790
10 years		rr_ExpenseExampleYear10	1,413
1 year		rr_ExpenseExampleNoRedemptionYear01	373
3 years		rr_ExpenseExampleNoRedemptionYear03	573
5 years		rr_ExpenseExampleNoRedemptionYear05	790
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,413
2005	[5]	rr_AnnualReturn2005	1.47%
2006	[5]	rr_AnnualReturn2006	4.21%
2007	[5]	rr_AnnualReturn2007	2.73%
2008	[5]	rr_AnnualReturn2008	(1.02%)
2009	[5]	rr_AnnualReturn2009	9.33%
2010	[5]	rr_AnnualReturn2010	2.99%
2011	[5]	rr_AnnualReturn2011	10.20%
2012	[5]	rr_AnnualReturn2012	6.00%
2013	[5]	rr_AnnualReturn2013	(1.57%)
2014	[5]	rr_AnnualReturn2014	7.53%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.50%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.20%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.81%)
1 Year		rr_AverageAnnualReturnYear01	4.34%
5 Years		rr_AverageAnnualReturnYear05	4.31%
10 Years		rr_AverageAnnualReturnYear10	3.80%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 09, 2002
Columbia AMT-Free California Intermediate Muni Bond Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[6]	rr_MaximumDeferredSalesChargeOverOther	3.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.70%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.49%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year		rr_ExpenseExampleYear01	$ 452
3 years		rr_ExpenseExampleYear03	715
5 years		rr_ExpenseExampleYear05	903
10 years		rr_ExpenseExampleYear10	1,792
1 year		rr_ExpenseExampleNoRedemptionYear01	152
3 years		rr_ExpenseExampleNoRedemptionYear03	515
5 years		rr_ExpenseExampleNoRedemptionYear05	903
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,792
1 Year		rr_AverageAnnualReturnYear01	3.73%
5 Years		rr_AverageAnnualReturnYear05	4.17%
10 Years		rr_AverageAnnualReturnYear10	3.34%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 29, 2002
Columbia AMT-Free California Intermediate Muni Bond Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[7]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.70%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.49%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 252
3 years		rr_ExpenseExampleYear03	515
5 years		rr_ExpenseExampleYear05	903
10 years		rr_ExpenseExampleYear10	1,991
1 year		rr_ExpenseExampleNoRedemptionYear01	152
3 years		rr_ExpenseExampleNoRedemptionYear03	515
5 years		rr_ExpenseExampleNoRedemptionYear05	903
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,991
1 Year		rr_AverageAnnualReturnYear01	5.63%
5 Years		rr_AverageAnnualReturnYear05	4.15%
10 Years		rr_AverageAnnualReturnYear10	3.33%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 11, 2002
Columbia AMT-Free California Intermediate Muni Bond Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.70%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.49%
1 year		rr_ExpenseExampleYear01	$ 50
3 years		rr_ExpenseExampleYear03	203
5 years		rr_ExpenseExampleYear05	369
10 years		rr_ExpenseExampleYear10	851
1 year		rr_ExpenseExampleNoRedemptionYear01	50
3 years		rr_ExpenseExampleNoRedemptionYear03	203
5 years		rr_ExpenseExampleNoRedemptionYear05	369
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 851
1 Year		rr_AverageAnnualReturnYear01	7.92%
5 Years		rr_AverageAnnualReturnYear05	5.22%
10 Years		rr_AverageAnnualReturnYear10	4.38%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
Columbia AMT-Free California Intermediate Muni Bond Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.08%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.55%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.39%
1 year		rr_ExpenseExampleYear01	$ 40
3 years		rr_ExpenseExampleYear03	160
5 years		rr_ExpenseExampleYear05	291
10 years		rr_ExpenseExampleYear10	674
1 year		rr_ExpenseExampleNoRedemptionYear01	40
3 years		rr_ExpenseExampleNoRedemptionYear03	160
5 years		rr_ExpenseExampleNoRedemptionYear05	291
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 674
1 Year		rr_AverageAnnualReturnYear01	7.82%
5 Years		rr_AverageAnnualReturnYear05	5.24%
10 Years		rr_AverageAnnualReturnYear10	4.39%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia AMT-Free California Intermediate Muni Bond Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.70%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.49%
1 year		rr_ExpenseExampleYear01	$ 50
3 years		rr_ExpenseExampleYear03	203
5 years		rr_ExpenseExampleYear05	369
10 years		rr_ExpenseExampleYear10	851
1 year		rr_ExpenseExampleNoRedemptionYear01	50
3 years		rr_ExpenseExampleNoRedemptionYear03	203
5 years		rr_ExpenseExampleNoRedemptionYear05	369
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 851
1 Year		rr_AverageAnnualReturnYear01	7.71%
5 Years		rr_AverageAnnualReturnYear05	5.20%
10 Years		rr_AverageAnnualReturnYear10	4.37%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 19, 2002
Columbia AMT-Free California Intermediate Muni Bond Fund | returns after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.34%
5 Years		rr_AverageAnnualReturnYear05	4.31%
10 Years		rr_AverageAnnualReturnYear10	3.79%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 09, 2002
Columbia AMT-Free California Intermediate Muni Bond Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.75%
5 Years		rr_AverageAnnualReturnYear05	4.05%
10 Years		rr_AverageAnnualReturnYear10	3.67%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 09, 2002
Columbia AMT-Free California Intermediate Muni Bond Fund | Barclays California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.34%
5 Years		rr_AverageAnnualReturnYear05	5.40%
10 Years		rr_AverageAnnualReturnYear10	4.82%
Columbia AMT-Free California Intermediate Muni Bond Fund | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.96%
5 Years		rr_AverageAnnualReturnYear05	4.66%
10 Years		rr_AverageAnnualReturnYear10	4.58%

[1]	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.40% and 0.07% of average daily net assets of the Fund, respectively.
[3]	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.74% for Class A, 1.49% for Class B, 1.49% for Class C, 0.49% for Class R4, 0.39% for Class R5, and 0.49% for Class Z.
[5]	Year to Date return as of June 30, 2015: -0.50%
[6]	This charge decreases over time.
[7]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.